LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term debt	$ 724	$ 688
Less - current maturities (trade payables)	(416)	(300)
Long-term debt, excluding current maturities	308	388
U. S. Dollar [Member]
Debt Instrument [Line Items]
Long-term debt	$ 503	290
Annual interest rate	5.00%
NIS - Fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt	$ 221	398
Annual interest rate	5.60%
Euro [Member]
Debt Instrument [Line Items]
Long-term debt
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member]
Debt Instrument [Line Items]
Long-term debt
Less - current maturities (trade payables)		$ (5,207)